Property and Equipment (Details) - Schedule of property and equipment, net - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 8,349,000	$ 8,014,216	$ 7,374,416
Less: accumulated depreciation	(7,385,000)	(7,022,000)
Property and equipment, net	964,000	992,000	1,213,026
Computer Hardware Software And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,893,000	5,557,034	5,039,545
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,184,000	2,186,239	2,072,006
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 272,000	$ 270,943	$ 262,865